Commercial Mortgage Loans - Allowance for Credit Losses (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				$ 20,886
Provision/(benefit) for credit losses	$ (1,508)		$ 4,042	(3,839)	$ 18,639	$ 13,296	$ 3,007	$ 3,370
Ending Balance	17,192	$ 20,886		17,192		20,886
Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	18,600			20,886
Provision/(benefit) for credit losses	(1,408)			(3,405)		13,181
Write offs	0			(289)		(427)
Ending Balance	17,192	20,886		17,192		20,886
Commercial Portfolio Segment | Multifamily
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	4,884			3,095
Provision/(benefit) for credit losses	2,505			4,583		(447)
Write offs	0			(289)		0
Ending Balance	7,389	3,095		7,389		3,095
Commercial Portfolio Segment | Retail
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	402			404
Provision/(benefit) for credit losses	(299)			(301)		(184)
Write offs	0			0		0
Ending Balance	103	404		103		404
Commercial Portfolio Segment | Office
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	1,201			1,575
Provision/(benefit) for credit losses	(173)			(547)		(640)
Write offs	0			0		0
Ending Balance	1,028	1,575		1,028		1,575
Commercial Portfolio Segment | Industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	608			3,795
Provision/(benefit) for credit losses	(409)			(3,596)		3,338
Write offs	0			0		0
Ending Balance	199	3,795		199		3,795
Commercial Portfolio Segment | Mixed Use
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	385			132
Provision/(benefit) for credit losses	55			308		119
Write offs	0			0		0
Ending Balance	440	132		440		132
Commercial Portfolio Segment | Manufactured Housing
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	10,873			11,646
Provision/(benefit) for credit losses	(3,158)			(3,931)		11,231
Write offs	0			0		(427)
Ending Balance	7,715	11,646		7,715		11,646
Commercial Portfolio Segment | Self-Storage
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	140			117
Provision/(benefit) for credit losses	101			124		(282)
Write offs	0			0		0
Ending Balance	241	117		241		117
Commercial Portfolio Segment | Manufactured Housing
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	107			122
Provision/(benefit) for credit losses	(30)			(45)		46
Write offs	0			0		0
Ending Balance	77	122		77		122
Unfunded Loan Commitment | Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	331			665
Provision/(benefit) for credit losses	(100)	115		(434)
Ending Balance	231	665		231		665
Unfunded Loan Commitment | Commercial Portfolio Segment | Multifamily
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	153			85
Provision/(benefit) for credit losses	(33)	(154)		35
Ending Balance	120	85		120		85
Unfunded Loan Commitment | Commercial Portfolio Segment | Retail
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	0			0
Provision/(benefit) for credit losses	0	(40)		0
Ending Balance	0	0		0		0
Unfunded Loan Commitment | Commercial Portfolio Segment | Office
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	38			47
Provision/(benefit) for credit losses	(10)	(103)		(19)
Ending Balance	28	47		28		47
Unfunded Loan Commitment | Commercial Portfolio Segment | Industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	101			418
Provision/(benefit) for credit losses	(91)	388		(408)
Ending Balance	10	418		10		418
Unfunded Loan Commitment | Commercial Portfolio Segment | Mixed Use
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	12			14
Provision/(benefit) for credit losses	(4)	13		(6)
Ending Balance	8	14		8		14
Unfunded Loan Commitment | Commercial Portfolio Segment | Manufactured Housing
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	27			101
Provision/(benefit) for credit losses	38	44		(36)
Ending Balance	65	101		65		101
Unfunded Loan Commitment | Commercial Portfolio Segment | Self-Storage
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	0			0
Provision/(benefit) for credit losses	0	(28)		0
Ending Balance	0	0		0		0
Unfunded Loan Commitment | Commercial Portfolio Segment | Manufactured Housing
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	0			0
Provision/(benefit) for credit losses	0	(5)		0
Ending Balance	$ 0	$ 0		$ 0		$ 0